NON—CONTROLLING INTERESTS - Schedule of Partnership Entities Paid Distribution to Non-controlling Investee Partners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total distributions to non-controlling partners	$ 2,775,413	$ 9,942,800	$ 4,522,936
Latam Parque Logistico Coyol II
Statement [Line Items]
Total distributions to non-controlling partners	300,000	800,000	3,675,054
Latam Parque Logistico San José - Verbena
Statement [Line Items]
Total distributions to non-controlling partners	$ 2,475,413	$ 9,142,800	$ 847,882